Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 111,820	$ 35,177	$ 278,500	$ 63,667
Online casino and online sports betting
Disaggregation of Revenue [Line Items]
Total revenue	109,978	34,480	273,761	61,268
Retail sports betting
Disaggregation of Revenue [Line Items]
Total revenue	627	213	1,205	1,053
Social gaming services
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,215	$ 484	$ 3,534	$ 1,346